Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (1)(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Thousands) ($)	Revenue (Thousands) ($)
2024	4,251,884	2,167,737	682,402	489,879	308.66	93.02	10,760	408,083
2023	4,152,831	5,902,667	625,083	861,007	359.01	94.33	10,169	344,433
2022	4,189,544	3,143,082	513,719	31,178	269.93	92.69	21,160	302,959
2021	2,216,192	6,480,169	752,488	2,074,311	342.98	127.04	110,139	274,911

Named Executive Officers, Footnote	The principal executive officer (“PEO”) and the non-PEO named executive officers (“non-PEO NEOs”) for each year are as follows:
a. 2024: Peter A. Smith, Michael Connaway, Erin Boase, Gary Croke, David Gray, and Bryan Tucker;
b. 2023: Peter A. Smith, David Gray, Bryan Tucker, Erin Boase, and Gary Croke;
c. 2022: Peter A. Smith, Eric Chang, David Gray, Bryan Tucker, Erin Boase, and Gary Croke;
d. 2021: Peter A. Smith, Eric Chang, and Bryan Tucker.

Peer Group Issuers, Footnote	The peer group used for Peer Group TSR is the same peer group the Company uses for its Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 4,251,884	$ 4,152,831	$ 4,189,544	$ 2,216,192
PEO Actually Paid Compensation Amount	$ 2,167,737	5,902,667	3,143,082	6,480,169
Adjustment To PEO Compensation, Footnote

PEO
Prior FYE Current FYE Fiscal Year	07/03/2020 07/02/2021 2021	07/02/2021 07/01/2022 2022	07/01/2022 06/30/2023 2023	06/30/2023 06/28/2024 2024
	($)	($)	($)	($)
SCT Total	2,216,192	4,189,544	4,152,831	4,251,884
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,296,875)	(2,406,867)	(2,502,781)	(3,217,615)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,649,702	2,084,283	2,780,656	2,073,028
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(758,079)	1,231,065	(1,080,029)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,911,149	34,200	240,896	140,469
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	6,480,169	3,143,082	5,902,667	2,167,737

Non-PEO NEO Average Total Compensation Amount	$ 682,402	625,083	513,719	752,488
Non-PEO NEO Average Compensation Actually Paid Amount	$ 489,879	861,007	31,178	2,074,311
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	07/03/2020 07/02/2021 2021	07/02/2021 07/01/2022 2022	07/01/2022 06/30/2023 2023	06/30/2023 06/28/2024 2024
	($)	($)	($)	($)
SCT Total	752,488	513,719	625,083	682,402
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(181,379)	(140,477)	(175,229)	(379,112)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	864,562	107,671	194,686	275,783
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	596,466	(137,064)	119,121	(26,310)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	42,174	27,276	97,351	47,087
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(339,947)	(5)	(109,971)
Compensation Actually Paid	2,074,311	31,178	861,007	489,879

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	• Gross Adjusted EBITDA; • revenue; • TSR; and • net income.
Total Shareholder Return Amount	$ 308.66	359.01	269.93	342.98
Peer Group Total Shareholder Return Amount	93.02	94.33	92.69	127.04
Net Income (Loss)	$ 10,760,000	$ 10,169,000	$ 21,160,000	$ 110,139,000
Company Selected Measure Amount	408,083,000	344,433,000	302,959,000	274,911,000
PEO Name	Peter A. Smith
Additional 402(v) Disclosure	The Company deducted from and added to the Summary Compensation Table total compensation the amounts detailed in the following tables to calculate compensation actually paid, in accordance with Item 402(v) of Regulation S-K as discussed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s PEO and non-PEO NEO’s do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	net income
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,217,615)	$ (2,502,781)	$ (2,406,867)	$ (1,296,875)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,073,028	2,780,656	2,084,283	3,649,702
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,080,029)	1,231,065	(758,079)	0
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,469	240,896	34,200	1,911,149
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,112)	(175,229)	(140,477)	(181,379)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,783	194,686	107,671	864,562
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,310)	119,121	(137,064)	596,466
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,087	97,351	27,276	42,174
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (109,971)	$ (5)	$ (339,947)	$ 0